Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2019	$ 111,156	$ 4,361	$ 549,922	$ 5,473	$ (100)	$ 69	$ (448,569)
Loss for the period	(43,476)						(43,476)
Translation adjustment	(202)					(202)
Other comprehensive income (loss) for the period	(202)					(202)
Total comprehensive loss for the period	(43,678)					(202)	(43,476)
Share-based compensation expense	3,790			3,790
Total transactions with owners	3,790			3,790
Equity, ending balance at Mar. 31, 2020	71,268	4,361	549,922	9,263	(100)	(133)	(492,045)
Equity, beginning balance at Dec. 31, 2020	335,505	6,314	981,056	42,753	(4)	245	(694,859)
Loss for the period	(51,527)						(51,527)
Translation adjustment	36					36
Other comprehensive income (loss) for the period	36					36
Total comprehensive loss for the period	(51,491)					36	(51,527)
Exercise of options	3		3
Share-based compensation expense	13,951			13,951
Total transactions with owners	13,954		3	13,951
Equity, ending balance at Mar. 31, 2021	$ 297,968	$ 6,314	$ 981,059	$ 56,704	$ (4)	$ 281	$ (746,386)